FINANCIAL INSTRUMENTS FINANCIAL RISK MANAGEMENT (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Currency Exchange Rates

	Average rate	Closing rate
USD	1.2556	1.2678
GBP	1.7243	1.7132